Schedule of Investments (unaudited) January 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.4%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	$1,655	$1,839,655
Health Care Authority of the City of Huntsville, RB, Series B1, 4.00%, 06/01/45	395	437,994
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	1,325	1,662,123
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 4.50%, 05/01/32(b)	167	173,909

		4,113,681

Arizona — 4.4%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	360	401,370
Series A, 5.38%, 07/01/50	925	1,025,423
Series A, 5.50%, 07/01/52	855	912,284
Series G, 5.00%, 07/01/47	135	150,566
Industrial Development Authority of the City of Phoenix, RB
Series A, 5.00%, 07/01/33.	870	877,727
Series A, 5.00%, 07/01/46(b)	1,255	1,346,532
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/35(b)	125	136,002
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51(c)	540	547,465
5.00%, 07/01/56	235	251,170
4.00%, 06/15/57(c)	415	419,558
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	413,585
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	725	938,566
Tempe Industrial Development Authority, RB, 4.00%, 12/01/56	165	175,522

		7,595,770

Arkansas(b) — 2.9%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	925	996,419
Series A, AMT, 4.75%, 09/01/49	3,570	3,927,007

		4,923,426

California — 7.9%
California Community Housing Agency, RB, M/F Housing, 3.00%, 08/01/56(b)	460	384,700
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	140,657
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 08/15/48	415	469,783
California Housing Finance Agency, RB, M/F Housing, 3.25%, 08/20/36	648	692,416
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	70	73,354
Series A, 5.25%, 08/15/49	175	182,975
California Public Finance Authority, RB, Series A, 6.25%, 07/01/54(b)	850	964,011
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	355	377,929

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b)
3.25%, 07/01/56	$155	$130,600
3.13%, 08/01/56	725	628,609
4.00%, 12/01/56	1,070	900,139
4.00%, 03/01/57	330	303,301
4.00%, 07/01/58	200	175,546
4.00%, 12/01/59	1,120	868,442
4.00%, 12/01/58	2,545	2,385,449
Golden State Tobacco Securitization Corp., Refunding RB
0.00%, 06/01/66(d)	1,050	162,662
Series A-2, 5.00%, 06/01/22(e)	535	543,005
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(f)	830	488,479
Riverside County Transportation Commission, Refunding RB
4.00%, 06/01/47	180	198,795
3.00%, 06/01/49	120	120,608
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/31(b)(d)	1,265	802,806
San Marcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/38(d)	3,725	2,394,050
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(e)	165	179,510

		13,567,826

Colorado — 3.2%
Centerra Metropolitan District No.1, TA, 5.00%, 12/01/47(b)	275	286,012
Colorado Health Facilities Authority, RB
Series A, 5.00%, 05/15/35	240	252,245
Series A, 5.00%, 05/15/44	180	186,120
Series A, 5.00%, 05/15/49	120	123,115
Series A, 5.00%, 05/15/58	250	254,462
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	500	530,544
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,550	1,735,298
Fitzsimons Village Metropolitan District No 3, Refunding GO, Series A-1, 4.00%, 12/01/31	500	489,301
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	500	491,131
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	650	712,154
Waters’ Edge Metropolitan District No.2, GO, 5.00%, 12/01/51	500	477,149

		5,537,531

Connecticut(b) — 0.8%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/45.	160	173,577
Series A, 5.00%, 01/01/55	210	226,212
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30	860	944,860

		1,344,649

1

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 1.2%
District of Columbia, Refunding RB, Series A, 6.00%, 07/01/23(e)	$260	$279,279
District of Columbia, TA, 5.13%, 06/01/41	750	752,537
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	956,271

		1,988,087

Florida — 9.3%
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/23	100	102,597
4.00%, 11/15/29	100	107,773
4.00%, 11/15/33	625	677,144
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	210	229,927
Series A-2, 4.60%, 05/01/31	515	558,242
Capital Trust Agency, Inc., RB, Series A, 5.75%, 06/01/54(b)	450	474,208
Capital Trust Agency, Inc., RB, CAB(b)(d)
0.00%, 01/01/61	5,945	381,187
0.00%, 07/01/61	25,215	2,354,173
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	120	132,478
AMT, 5.00%, 10/01/49	560	597,536
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46.	775	336,321
Series A-2, 0.00%, 10/01/47	745	311,232
Series A-2, 0.00%, 10/01/48	525	211,152
Series A-2, 0.00%, 10/01/49	435	168,552
Florida Development Finance Corp. RB, 5.00%, 06/15/56(b)	550	576,250
Florida Development Finance Corp., RB(b)
5.25%, 06/01/55	525	596,123
Series B, 4.50%, 12/15/56	705	647,648
Series C, 5.75%, 12/15/56	250	232,511
Series A, AMT, 5.00%, 08/01/29(a)	740	753,713
Florida Development Finance Corp., Refunding RB, 5.00%, 06/01/51	165	185,111
Lakes of Sarasota Community Development District, SAB
Series A-1, 2.75%, 05/01/26	100	99,309
Series A-1, 3.90%, 05/01/41	285	286,224
Series B-1, 3.00%, 05/01/26	100	99,309
Series B-1, 4.13%, 05/01/41	200	200,467
Series B-1, 4.30%, 05/01/51	100	100,993
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/26	100	103,333
5.13%, 05/01/46	375	397,260
Series 1B, 4.75%, 05/01/29	270	292,927
Series 1B, 5.30%, 05/01/39	310	347,030
Series 1B, 5.45%, 05/01/48	550	612,677
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	535	557,582
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(f)	310	247,098
Tolomato Community Development District, Refunding SAB, CAB, Series A-4, Convertible, 6.61%, 05/01/40(f).	120	118,624

Security	Par (000)	Value

Florida (continued)
Tolomato Community Development District, SAB(g)(h) 3rd Series, 6.65%, 05/01/40	$275	$3
Series 2015-1, 6.61%, 05/01/40	505	493,909
Series 2015-3, 6.61%, 05/01/40	340	3
Trout Creek Community Development District, SAB
5.00%, 05/01/28	160	173,056
5.50%, 05/01/49	570	624,310
Village Community Development District No.10, SAB, 5.13%, 05/01/43	720	733,335
West Villages Improvement District, SAB
4.75%, 05/01/39	220	237,315
5.00%, 05/01/50	450	484,187

		15,842,829

Georgia — 3.6%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	355	356,863
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(e)	240	269,529
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,770	2,512,243
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	865	944,213
4.00%, 01/01/59	1,640	1,778,252
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	320	349,382

		6,210,482

Idaho — 0.4%
Idaho Health Facilities Authority, Refunding RB, 3.00%, 03/01/51	700	684,435

Illinois — 7.5%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	795	856,262
Series D, 5.00%, 12/01/46	1,035	1,108,602
Series H, 5.00%, 12/01/36	935	1,058,751
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	350	393,851
Series C, 5.00%, 12/01/27	415	481,697
Series C, 5.00%, 12/01/34	940	1,057,648
Series F, 5.00%, 12/01/22	325	336,345
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	595	700,329
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	350	371,779
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/41	1,500	1,738,647
Metropolitan Pier & Exposition Authority, RB
Series A, 5.50%, 06/15/53	200	222,692
Series A, 5.00%, 06/15/57	555	627,096
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, 5.00%, 06/15/52	225	243,438
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(d)	500	155,078
State of Illinois, GO
5.00%, 05/01/27	500	536,259
5.00%, 01/01/28	1,005	1,129,853
5.00%, 03/01/37	755	757,433
Series A, 5.00%, 01/01/33	555	556,508
University of Illinois, RB, Series A, 5.00%, 04/01/44	475	510,749

		12,843,017

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 4.2%
City of Anderson Indiana, RB, 5.38%, 01/01/40	$285	$290,520
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	365	399,867
AMT, 7.00%, 01/01/44	885	968,561
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)	810	810,998
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23(e)	680	717,958
Series A, AMT, 5.25%, 07/01/23(e)	2,190	2,319,711
Series A, AMT, 6.75%, 05/01/39	515	662,446
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	595	609,068
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	445	461,158

		7,240,287

Iowa — 1.6%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	660	703,276
Series B, 5.25%, 12/01/50(a)	825	884,825
Iowa Student Loan Liquidity Corp., Series B, AMT, 3.00%, 12/01/39	1,175	1,195,359

		2,783,460

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(e)	460	478,484
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(f)	565	675,032

		1,153,516

Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	445	460,227
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 05/15/31	110	110,255
Series A, 5.25%, 05/15/32	380	384,411
Series A, 5.25%, 05/15/33	415	419,779
Series A, 5.25%, 05/15/35	945	991,960

		2,366,632

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b) .	380	372,358

Maryland(b) — 1.6%
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43	940	1,075,336
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55	1,480	1,654,667

		2,730,003

Massachusetts — 1.7%
Massachusetts Development Finance Agency, RB
Series A, 6.50%, 11/15/23(b)(e)	1,000	1,097,730
Series A, 5.00%, 01/01/47	860	961,477
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/45	100	107,806

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued)
4.00%, 07/01/50	$150	$160,658
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	610	626,719

		2,954,390

Michigan — 2.4%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(e)	1,970	2,008,833
City of Detroit Michigan, GO 5.00%, 04/01/34	140	160,208
5.00%, 04/01/35	140	159,849
5.00%, 04/01/36	95	108,162
5.00%, 04/01/37	155	176,013
5.00%, 04/01/38	70	79,289
Michigan Finance Authority, RB, Series C-1, Senior Lien, 5.00%, 07/01/22(e)	410	417,659
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 2.70%, 10/01/56	460	425,155
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	500	572,949

		4,108,117

Minnesota — 1.7%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,940	2,112,454
Series A, 5.25%, 02/15/58	655	764,833

		2,877,287

Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	115	119,993
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	330	323,046
Series A, 4.75%, 11/15/47	365	342,223
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	975	1,072,449

		1,857,711

Nebraska — 0.2%
Central Plains Energy Project, RB, 5.25%, 09/01/37	285	291,888

New Hampshire — 1.0%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	260	261,917
Series A, 4.25%, 08/15/46	290	290,685
Series A, 4.50%, 08/15/55	600	604,892
New Hampshire Business Finance Authority, Refunding RB(a)(b)
Series A, 3.63%, 07/01/43	230	237,106
Series B, AMT, 3.75%, 07/01/45	375	385,018

		1,779,618

New Jersey — 9.1%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	475	510,422
5.25%, 11/01/44	1,160	1,237,523
New Jersey Economic Development Authority, RB Series EEE, 5.00%, 06/15/43	195	226,856

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, 5.13%, 09/15/23	$750	$771,885
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 12/15/26(e)	1,225	1,461,761
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	821,881
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	631,218
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/45	585	636,843
Series S, 5.25%, 06/15/43	2,535	2,995,498
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	245	271,352
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	730	858,290
Series A, 5.25%, 06/01/46	1,700	1,958,257
Sub-Series B, 5.00%, 06/01/46	2,825	3,179,964

		15,561,750

New York — 14.4%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	910	915,515
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	1,125	1,214,194
Series B, 5.25%, 11/15/39	400	431,446
Metropolitan Transportation Authority, Refunding RB, Series C-1, 4.75%, 11/15/45	985	1,125,487
New York City Industrial Development Agency, Refunding RB, (AGM), 3.00%, 03/01/49	665	673,752
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/45	5,000	5,592,705
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	900	913,369
Series A, 5.00%, 06/01/42	1,505	1,519,824
Series A, 5.00%, 06/01/45	555	560,460
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/51	1,000	1,088,203
New York Liberty Development Corp., Refunding RB
Series 1, Class 1, 5.00%, 11/15/44(b)	2,355	2,533,565
Series 2, Class 2, 5.15%, 11/15/34(b)	160	175,630
Series 2, Class 2, 5.38%, 11/15/40(b)	395	434,565
Series A, 2.88%, 11/15/46	1,290	1,229,582
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	565	627,597
New York State Dormitory Authority, Refunding RB, 5.00%, 12/01/33(b)	410	476,431
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,000	1,061,388
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	190	227,287
AMT, 5.00%, 10/01/40	535	632,717
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	730	876,222

Security	Par (000)	Value

New York (continued)
Westchester County Local Development Corp., Refunding RB, 5.00%, 07/01/46(b)	$755	$791,888
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,485	1,569,341

		24,671,168

Ohio — 4.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,455	3,784,503
Cleveland-Cuyahoga County Port Authority, Refunding TA(b) 4.00%, 12/01/55	120	123,748
4.50%, 12/01/55	100	103,188
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	800	887,834
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	400	444,538
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	185	182,225
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	805	896,530
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,220	1,318,321

		7,740,887

Oklahoma — 4.1%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	2,205	2,560,794
Series B, 5.00%, 08/15/38	1,450	1,707,365
Series B, 5.25%, 08/15/43	1,305	1,550,657
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	155	146,750
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	925	1,028,064

		6,993,630

Oregon — 0.9%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	625	344,066
Oregon Health & Science University, Refunding RB, Series A, 3.00%, 07/01/51	1,230	1,216,305

		1,560,371

Pennsylvania — 3.2%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	470	518,515
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	100	109,142
4.00%, 07/01/51	100	108,601
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	300	306,036
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 4.00%, 05/01/56(c)	1,610	1,733,165
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	465	521,396
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	720	753,722
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	805	895,904
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	520	569,705

		5,516,186

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 6.5%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	$9,585	$614,648
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	820	836,600
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/42	1,875	1,910,141
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,529	1,672,975
Series A-1, Restructured, 5.00%, 07/01/58	3,066	3,411,293
Series A-2, Restructured, 4.33%, 07/01/40	923	1,001,739
Series A-2, Restructured, 4.78%, 07/01/58	1,038	1,139,766
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	1,914	619,028

		11,206,190

Rhode Island — 2.6%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	475	479,693
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/40	420	456,159
Series B, 4.50%, 06/01/45	1,875	1,989,184
Series B, 5.00%, 06/01/50	1,360	1,477,401

		4,402,437

South Carolina — 3.0%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.00%, 11/15/54	165	178,929
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,293,009
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	1,840	2,002,461
Series E, 5.00%, 12/01/48	420	447,769
Series E, 5.50%, 12/01/53	750	803,492
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	430	483,423

		5,209,083

Tennessee — 1.8%
Memphis-Shelby County Industrial Development Board, Refunding TA
Series A, 5.50%, 07/01/37	490	447,875
Series A, 5.63%, 01/01/46	570	500,807
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49.	290	305,751
Series A, 5.25%, 10/01/58	1,430	1,634,493
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(d)	450	172,625

		3,061,551

Texas — 7.7%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	335	321,838
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	180	191,609
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	325	355,103
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	285	253,822

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, RB, AMT, 4.00%, 07/15/41	$305	$321,955
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	125	142,819
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	800	915,424
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(e)	210	222,079
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/34(d)	3,000	1,798,521
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/37(d)	5,200	2,763,639
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	430	452,075
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	135	150,802
Series A, 5.75%, 08/15/45	275	307,885
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,890	2,077,770
Port Beaumont Navigation District, RB, AMT, 2.75%, 01/01/36(b)	710	649,650
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	85	88,692
Series A, 5.00%, 10/01/51	115	117,750
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	1,025	1,131,627
Texas Transportation Commission, RB, CAB, 0.00%, 08/01/43(d)	2,205	882,562

		13,145,622

Utah(b) — 0.1%
Utah Charter School Finance Authority, RB
Series A, 5.00%, 06/15/41.	100	110,209
Series A, 5.00%, 06/15/52	125	135,341

		245,550

Vermont — 0.3%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	555	554,174

Virginia — 2.5%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26.	235	236,771
Series A, 5.13%, 03/01/31	510	508,595
Lynchburg Economic Development Authority, Refunding RB
3.00%, 01/01/51	130	121,554
4.00%, 01/01/55	100	110,336
Norfolk Redevelopment & Housing Authority, RB
Series A, 5.00%, 01/01/34	235	252,057
Series A, 5.00%, 01/01/49	455	483,818
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,025	1,032,537
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 6.00%, 01/01/37	1,540	1,570,300

		4,315,968

Washington — 1.4%
Port of Seattle Washington, ARB, Series C, AMT, 5.00%, 04/01/40	350	381,087

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(e)	$1,020	$1,068,213
Washington State Convention Center Public Facilities District, RB, 3.00%, 07/01/58	425	391,080
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	475	500,441

		2,340,821

Wisconsin — 6.0%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	750	760,701
Public Finance Authority, RB 5.00%, 06/15/41(b)	165	169,281
5.00%, 01/01/42(b)	290	305,685
4.00%, 04/01/52(b)(c)	255	262,523
5.00%, 06/15/55(b)	440	442,210
5.00%, 01/01/56(b)	710	738,324
4.75%, 06/15/56(b)	735	678,234
5.00%, 06/15/56(b)	230	224,387
Series A, 6.25%, 10/01/31(b)	290	299,845
Series A, 5.00%, 11/15/41	95	112,392
Series A, 7.00%, 10/01/47(b)	290	297,227
Series A, 5.00%, 10/15/50(b)	530	565,136
Series A-1, 4.50%, 01/01/35(b)	600	637,470
Series A-1, 5.50%, 12/01/48(b)(g)(h)	10	3,163
Series A-1, 5.00%, 01/01/55(b)	1,290	1,385,641
Series B, 0.00%, 01/01/35(b)(d)	1,080	459,930
Series B, 0.00%, 01/01/60(b)(d)	16,025	1,238,540
AMT, 4.00%, 09/30/51	455	483,882
AMT, 4.00%, 03/31/56	475	500,596
Public Finance Authority, RB, CAB, Series B, 0.00%, 01/01/61(b)(d)	6,715	470,735
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/46	230	251,667

		10,287,569

Total Municipal Bonds — 129.5% (Cost: $206,439,761)		221,979,957

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 2.9%
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	2,700	3,008,424
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	495	569,225
San Diego County Regional Airport Authority, ARB(j)
Series B, AMT, Subordinate, 4.00%, 07/01/56	357	386,704
Series B, AMT, Subordinate, 5.00%, 07/01/56	854	1,005,819

		4,970,172

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(j)	1,810	1,973,307

Florida — 1.5%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(j)	2,321	2,506,366

Security	Par (000)	Value

Georgia — 0.6%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	$1,025	$1,111,839

Idaho — 1.4%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	2,120	2,366,133

Illinois — 1.0%
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,498	1,647,036

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,815	1,916,586

Massachusetts — 1.2%
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	2,009	2,087,532

Michigan — 1.3%
Michigan Finance Authority, RB, 4.00%, 02/15/47	2,000	2,212,994

New Jersey — 0.8%
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, 4.25%, 12/01/50	1,338	1,391,531

New York — 4.1%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,390	2,550,254
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, Subordinate, 3.00%, 05/01/46	1,187	1,205,026
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,725	1,873,652
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,215	1,371,111

		7,000,043

North Carolina — 1.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(e)	1,180	1,338,398
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	569	595,146

		1,933,544

Pennsylvania — 2.7%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(j)	2,501	2,734,077
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,965,284

		4,699,361

Rhode Island — 1.6%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47.	2,448	2,708,851

Texas — 6.7%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(e)	11,000	11,458,574

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia(j) — 2.1%
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 5.50%, 07/01/57	$2,224	$2,672,461
Series A, Senior Lien, 4.00%, 07/01/60	795	892,500

		3,564,961

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,891	2,067,607

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.5% (Cost: $53,027,114)		55,616,437

Total Long-Term Investments — 162.0% (Cost: $259,466,875)		277,596,394

	Shares

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	3,205,139	3,205,140

Total Short-Term Securities — 1.8% (Cost: $3,205,449)		3,205,140

Total Investments — 163.8% (Cost: $262,672,324)		280,801,534

Liabilities in Excess of Other Assets — (0.7)%		(1,133,106)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.0)%		(32,639,247)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.1)%		(75,641,915)

Net Assets Applicable to Common Shares — 100.0%		$171,387,266

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between January 1, 2026 to July 1, 2029, is $7,781,840.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$133,660	$3,071,645	(a)	$—	$144	$(309)	$3,205,140	3,205,139	$214	$—

(a)	Represents net amount purchased (sold).

7

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note.	44	03/22/22	$5,631	$84,795
U.S. Long Bond	46	03/22/22	7,154	138,140
5-Year U.S. Treasury Note	34	03/31/22	4,053	40,831

				$263,766

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$221,979,957	$—	$221,979,957
Municipal Bonds Transferred to Tender Option Bond Trusts	—	55,616,437	—	55,616,437
Short-Term Securities
Money Market Funds	3,205,140	—	—	3,205,140

	$3,205,140	$277,596,394	$—	$280,801,534

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$263,766	$—	$—	$263,766

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Long-Term Municipal Advantage Trust (BTA)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(32,629,406)	$—	$(32,629,406)
VRDP Shares at Liquidation Value	—	(76,000,000)	—	(76,000,000)

	$—	$(108,629,406)	$—	$(108,629,406)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

9